Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Assets
Current assets:
Cash and cash equivalents	$1.2	$3.3	$135.3	$—	$139.8
Compensating cash balance	—	—	246.9	—	246.9
Trade accounts receivable, net	—	—	596.9	—	596.9
Inventories	—	145.2	184.8	—	330.0
Other current assets	1.9	28.6	67.2	—	97.7
Intercompany receivables	45.9	324.6	3.3	(373.8)	—

Total current assets	49.0	501.7	1,234.4	(373.8)	1,411.3
Property and equipment, net	—	114.7	119.4	—	234.1
Goodwill	—	924.6	952.8	—	1,877.4
Other intangible assets, net	—	1,008.8	778.4	—	1,787.2
Deferred income taxes	201.5	—	11.8	(201.5)	11.8
Investment in subsidiaries	2,776.3	1,801.0	—	(4,577.3)	—
Other assets	28.2	44.4	7.6	—	80.2
Intercompany loans	1,024.3	116.3	221.7	(1,362.3)	—

Total assets	$4,079.3	$4,511.5	$3,326.1	$(6,514.9)	$5,402.0

Liabilities, Redeemable Equity Units and Stockholders’ Equity
Current liabilities:
Current portion of debt and capital lease obligations	$130.6	$0.1	$262.8	$—	$393.5
Accounts payable	—	189.3	223.1	—	412.4
Accrued expenses	27.5	57.2	117.4	—	202.1
Intercompany payables	4.2	12.9	356.7	(373.8)	—

Total current liabilities	162.3	259.5	960.0	(373.8)	1,008.0
Long-term debt and capital lease obligations	2,621.6	1.8	131.7	—	2,755.1
Other long-term liabilities	0.4	50.7	112.5	—	163.6
Deferred income taxes	—	419.2	223.6	(201.5)	441.3
Intercompany loans	261.0	1,004.8	96.5	(1,362.3)	—

Total liabilities	3,045.3	1,736.0	1,524.3	(1,937.6)	4,368.0
Redeemable equity units	41.4	—	—	—	41.4
Total stockholders’ equity	992.6	2,775.5	1,801.8	(4,577.3)	992.6

Total liabilities, redeemable equity units and stockholders’ equity	$4,079.3	$4,511.5	$3,326.1	$(6,514.9)	$5,402.0

Condensed Consolidating Balance Sheet

December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Assets
Current assets:
Cash and cash equivalents	$—	$30.2	$134.4	$—	$164.6
Compensating cash balance	—	—	185.4	—	185.4
Trade accounts receivable, net	—	2.3	553.9	—	556.2
Inventories	—	143.6	167.0	—	310.6
Other current assets	—	31.1	53.8	—	84.9
Intercompany receivables	19.1	274.8	2.3	(296.2)	—

Total current assets	19.1	482.0	1,096.8	(296.2)	1,301.7
Property and equipment, net	—	100.2	109.8	—	210.0
Goodwill	—	912.4	882.7	—	1,795.1
Other intangible assets, net	—	1,054.2	761.0	—	1,815.2
Deferred income taxes	187.7	—	10.3	(187.7)	10.3
Investment in subsidiaries	2,621.7	1,711.7	—	(4,333.4)	—
Other assets	26.0	26.7	4.7	—	57.4
Intercompany loans	1,017.8	93.2	306.2	(1,417.2)	—

Total assets	$3,872.3	$4,380.4	$3,171.5	$(6,234.5)	$5,189.7

Liabilities, Redeemable Equity Units and Stockholders’ Equity
Current liabilities:
Current portion of debt and capital lease obligations	$36.2	$0.2	$178.1	$—	$214.5
Accounts payable	—	212.4	213.7	—	426.1
Accrued expenses	55.8	71.5	125.3	—	252.6
Intercompany payables	—	5.5	290.7	(296.2)	—

Total current liabilities	92.0	289.6	807.8	(296.2)	893.2
Long-term debt and capital lease obligations	2,578.4	1.0	114.8	—	2,694.2
Other long-term liabilities	—	40.3	88.7	—	129.0
Deferred income taxes	—	429.8	216.5	(187.7)	458.6
Intercompany loans	187.2	998.8	231.2	(1,417.2)	—

Total liabilities	2,857.6	1,759.5	1,459.0	(1,901.1)	4,175.0
Redeemable equity units	53.9	—	—	—	53.9
Total stockholders’ equity	960.8	2,620.9	1,712.5	(4,333.4)	960.8

Total liabilities, redeemable equity units and stockholders’ equity	$3,872.3	$4,380.4	$3,171.5	$(6,234.5)	$5,189.7

Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

Year Ended December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,101.4	$2,064.8	$(36.8)	$4,129.4
Cost of goods sold	—	1,569.9	1,428.9	(36.8)	2,962.0

Gross profit	—	531.5	635.9	—	1,167.4
Selling, general and administrative expenses	3.0	457.1	518.5	(63.2)	915.4

Operating (loss) income	(3.0)	74.4	117.4	63.2	252.0
Interest expense, net of interest income	(154.4)	(31.2)	(13.9)	—	(199.5)
Other income (expense), net	(18.2)	31.4	34.9	(63.2)	(15.1)
Loss on extinguishment of debt	(25.5)	—	—	—	(25.5)

(Loss) Income before income taxes and equity in earnings of subsidiaries	(201.1)	74.6	138.4	—	11.9
Income tax benefit (provision)	79.2	(44.9)	(42.4)	—	(8.1)
Equity in earnings of subsidiaries, net of tax	125.7	96.0	—	(221.7)	—

Net income	$3.8	$125.7	$96.0	$(221.7)	$3.8

(1)	The Parent’s net interest expense for the year ended December 31, 2012 of $154.4 million relates to long-term debt of approximately $2.6 billion, net of interest income associated with inter-company loans of $1.0 billion. The Parent is substantially dependent on dividends, interest income, or other distributions from its subsidiary companies to fund the cash interest expense on its long-term debt obligations. The Parent may draw on its existing revolving credit facility (a component of the Senior Secured Credit Facility) to fund certain portions of the cash interest expense on its long-term debt obligations.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,138.9	$2,041.6	$(19.4)	$4,161.1
Cost of goods sold	—	1,594.8	1,406.2	(19.4)	2,981.6

Gross profit	—	544.1	635.4	—	1,179.5
Selling, general and administrative expenses	3.0	450.0	503.3	(46.0)	910.3
Impairment of intangible assets	—	3.3	—	—	3.3

Operating (loss) income	(3.0)	90.8	132.1	46.0	265.9
Interest expense, net of interest income	(159.2)	(34.5)	(5.9)	—	(199.6)
Other income (expense), net	25.0	30.0	12.8	(46.0)	21.8

(Loss) income before income taxes and equity in earnings of subsidiaries	(137.2)	86.3	139.0	—	88.1
Income tax benefit (provision)	56.7	(53.6)	(33.5)	—	(30.4)
Equity in earnings of subsidiaries, net of tax	138.2	105.5	—	(243.7)	—

Net income	$57.7	$138.2	$105.5	$(243.7)	$57.7

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$1,928.5	$1,724.2	$(14.0)	$3,638.7
Cost of goods sold	—	1,432.8	1,181.0	(14.0)	2,599.8

Gross profit	—	495.7	543.2	—	1,038.9
Selling, general and administrative expenses	3.3	386.8	437.0	(21.7)	805.4
Impairment of goodwill and intangible assets	—	47.6	0.5	—	48.1

Operating (loss) income	(3.3)	61.3	105.7	21.7	185.4
Interest expense, net of interest income	(164.0)	(35.2)	(3.5)	—	(202.7)
Other income (expense), net	63.8	34.0	(9.3)	(21.7)	66.8

(Loss) income before income taxes and equity in earnings of subsidiaries	(103.5)	60.1	92.9	—	49.5
Income tax benefit (provision)	44.1	(52.1)	(20.0)	—	(28.0)
Equity in earnings of subsidiaries, net of tax	80.9	72.9	—	(153.8)	—

Net income	$21.5	$80.9	$72.9	$(153.8)	$21.5

Condensed Consolidating Statement of Comprehensive Income or Loss

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2012

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$3.8	$125.7	$96.0	$(221.7)	$3.8
Other comprehensive income, net of taxes:
Foreign currency translation:
Net unrealized gain arising during the period	35.3	35.3	35.3	(70.6)	35.3
Derivative instruments:
Net unrealized gain arising during the period	0.5	0.5	0.5	(1.0)	0.5
Reclassification of losses into earnings	3.4	1.4	1.4	(2.8)	3.4
Defined benefit plans:
Net unrealized loss arising during the period	(9.2)	(9.2)	(15.3)	24.5	(9.2)
Reclassification of actuarial loss into earnings	0.8	0.8	0.8	(1.6)	0.8

Other comprehensive income	30.8	28.8	22.7	(51.5)	30.8

Comprehensive income	$34.6	$154.5	$118.7	$(273.2)	$34.6

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Total Company
Net income	$57.7	$138.2	$105.5	$(243.7)	$57.7
Other comprehensive loss, net of taxes:
Foreign currency translation:
Net unrealized loss arising during the period	(50.0)	(50.0)	(50.0)	100.0	(50.0)
Derivative instruments:
Net unrealized loss arising during the period	(1.5)	(1.5)	(1.5)	3.0	(1.5)
Reclassification of losses into earnings	4.6	1.6	1.6	(3.2)	4.6
Defined benefit plans:
Net unrealized loss arising during the period	(13.8)	(13.8)	(5.4)	19.2	(13.8)
Reclassification of actuarial loss into earnings	0.3	0.3	0.4	(0.7)	0.3

Other comprehensive loss	(60.4)	(63.4)	(54.9)	118.3	(60.4)

Comprehensive (loss) income	$(2.7)	$74.8	$50.6	$(125.4)	$(2.7)

Condensed Consolidating Statement of Comprehensive Income or Loss

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Total Company
Net income	$21.5	$80.9	$72.9	$(153.8)	$21.5
Other comprehensive loss, net of taxes:
Foreign currency translation:
Net unrealized loss arising during the period	(91.1)	(91.1)	(91.1)	182.2	(91.1)
Derivative instruments:
Net unrealized loss arising during the period	(1.6)	(1.6)	(1.6)	3.2	(1.6)
Reclassification of losses into earnings	4.0	0.8	0.8	(1.6)	4.0
Defined benefit plans:
Net unrealized loss arising during the period	(9.7)	(9.7)	(5.3)	15.0	(9.7)
Reclassification of actuarial loss into earnings	—	—	0.4	(0.4)	—

Other comprehensive loss	(98.4)	(101.6)	(96.8)	198.4	(98.4)

Comprehensive loss	$(76.9)	$(20.7)	$(23.9)	$44.6	$(76.9)

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

(in millions)

		Subsidiary	Non-Guarantor		Total
	Parent	Guarantors	Subsidiaries	Eliminations	Company
Net cash (used in) provided by operating activities	$(178.7)	$93.3	$120.1	$—	$34.7

Cash flows from investing activities:
Intercompany investing transactions	114.5	37.7	—	(152.2)	—
Acquisitions of businesses	—	(11.2)	(102.1)	—	(113.3)
Capital expenditures	—	(35.5)	(16.3)	—	(51.8)
Proceeds from sales of property and equipment	—	3.0	—	—	3.0
Other investing activities, net	—	1.2	—	—	1.2

Net cash provided by (used in) investing activities	114.5	(4.8)	(118.4)	(152.2)	(160.9)

Cash flows from financing activities:
Intercompany financing transactions	—	(114.5)	(37.7)	152.2	—
Proceeds from debt	1,321.7	—	102.4	—	1,424.1
Repayment of debt	(1,212.4)	(0.2)	(74.4)	—	(1,287.0)
Other financing activities, net	(43.9)	(0.7)	5.8	—	(38.8)

Net cash provided by (used in) financing activities	65.4	(115.4)	(3.9)	152.2	98.3

Effect of exchange rate changes on cash	—	—	3.1	—	3.1

Net increase (decrease) in cash and cash equivalents	1.2	(26.9)	0.9	—	(24.8)
Cash and cash equivalents beginning of period	—	30.2	134.4	—	164.6

Cash and cash equivalents end of period	$1.2	$3.3	$135.3	$—	$139.8

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(164.3)	$192.0	$111.6	$—	$139.3

Cash flows from investing activities:
Intercompany investing transactions	198.0	107.5	—	(305.5)	—
Acquisitions of businesses	(28.9)	(62.2)	(77.4)	—	(168.5)
Capital expenditures	—	(28.5)	(14.0)	—	(42.5)
Proceeds from sale of property and equipment	—	—	1.8	—	1.8

Net cash provided by (used in) investing activities	169.1	16.8	(89.6)	(305.5)	(209.2)

Cash flows from financing activities:
Intercompany financing transactions	—	(198.0)	(107.5)	305.5	—
Proceeds from debt	440.9	—	104.2	—	545.1
Repayment of debt	(458.8)	(0.3)	(1.7)	—	(460.8)
Other financing activities, net	12.7	9.2	(15.9)	—	6.0

Net cash (used in) provided by financing activities	(5.2)	(189.1)	(20.9)	305.5	90.3

Effect of exchange rate changes on cash	—	—	2.1	—	2.1

Net (decrease) increase in cash and cash equivalents	(0.4)	19.7	3.2	—	22.5
Cash and cash equivalents beginning of period	0.4	10.5	131.2	—	142.1

Cash and cash equivalents end of period	$—	$30.2	$134.4	$—	$164.6

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(137.3)	$181.5	$78.1	$—	$122.3

Cash flows from investing activities:
Intercompany investing transactions	158.6	8.5	—	(167.1)	—
Acquisitions of businesses	—	—	(32.8)	—	(32.8)
Capital expenditures	—	(31.4)	(10.2)	—	(41.6)

Net cash provided by (used in) investing activities	158.6	(22.9)	(43.0)	(167.1)	(74.4)

Cash flows from financing activities:
Intercompany financing transactions	—	(158.6)	(8.5)	167.1	—
Proceeds from debt	113.1	0.1	1.8	—	115.0
Repayment of debt	(135.5)	(0.4)	(2.3)	—	(138.2)
Other financing activities, net	0.2	0.7	—	—	0.9

Net cash used in financing activities	(22.2)	(158.2)	(9.0)	167.1	(22.3)

Effect of exchange rate changes on cash	—	—	(7.9)	—	(7.9)

Net (decrease) increase in cash and cash equivalents	(0.9)	0.4	18.2	—	17.7
Cash and cash equivalents beginning of period	1.3	10.1	113.0	—	124.4

Cash and cash equivalents end of period	$0.4	$10.5	$131.2	$—	$142.1